Property and Equipment, Net - Schedule of Depreciation Expense For Property and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Depreciation Expense For Property and Equipment [Line Items]
Total depreciation expense	¥ 305	¥ 17,245
Cost of revenues [Member]
Schedule of Depreciation Expense For Property and Equipment [Line Items]
Total depreciation expense		12,806
Selling and marketing expenses [Member]
Schedule of Depreciation Expense For Property and Equipment [Line Items]
Total depreciation expense		611
General and administrative expenses [Member]
Schedule of Depreciation Expense For Property and Equipment [Line Items]
Total depreciation expense	305	3,824
Research and development expenses [Member]
Schedule of Depreciation Expense For Property and Equipment [Line Items]
Total depreciation expense		¥ 4